Pension and Other Retiree Benefits (Effect of One Percent Change in Assumed Health Care Rate) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Effect of one percentage point increase on total of service and interest cost	$ 0.1
Effect of one percentage point dencrease on total of service and interest cost	(0.2)
Effect of one percentage point increase on post-retirement benefit obligation	1.6
Effect of one percentage point dencrease on post-retirement benefit obligation	$ (1.4)